Statement of Shareholders' (Deficit) (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit During Development Stage	Total
Beginning balance, amount at Jan. 01, 2009	$ 0	$ 0	$ 0	$ 0
Beginning balance, shares at Jan. 01, 2009	0
Issuance of common stock for services, shares	101,184,000
Issuance of common stock for services, amount	1,012	99,980		100,992
Net loss			(336,111)	(336,111)
Ending balance, amount at Dec. 31, 2009	1,012	99,980	(336,111)	(235,119)
Ending balance, shares at Dec. 31, 2009	101,184,000
Issuance of common stock for services, shares	11,242,666
Issuance of common stock for services, amount	112			112
Net loss			(357,090)	(357,090)
Ending balance, amount at Dec. 31, 2010	1,124	99,980	(693,201)	(592,097)
Ending balance, shares at Dec. 31, 2010	112,426,666
Issuance of common stock for services, shares	30,000
Issuance of common stock for services, amount		1,500		1,500
Net loss			(328,841)	(328,841)
Ending balance, amount at Dec. 31, 2011	$ 1,124	$ 101,480	$ (1,022,042)	$ (919,438)
Ending balance, shares at Dec. 31, 2011	112,456,666